CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 774	$ 4,847
Income and expense items not involving cash flows:
Depreciation	1,008	690
Amortization of deferred compensation	1,232	712
Amortization of acquired intangible assets	415	404
Severance pay, net	285	288
Gain on marketable securities	(71)	(43)
Other	3	10
Changes in operating assets and liabilities:
Trade receivables	1,747	(2,206)
Deferred taxes	(120)	750
Other receivables	(42)	(199)
Accounts payable and accrued expenses	(1,883)	(246)
Deferred revenues	(2,347)	2,642
Net cash provided by operating activities	1,001	7,649
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(1,600)	(976)
Decrease (increase) in deposits	4,303	(8,116)
Investments in marketable securities	(725)	(4,743)
Proceeds from sale of marketable securities	845	3,133
Net cash provided by (used in) investment activities	2,823	(10,702)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid	(5,061)	(2,476)
Employee options exercised	477	1,218
Net cash used in financing activities	(4,584)	(1,258)
DECREASE IN CASH AND CASH EQUIVALENTS	(760)	(4,311)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	14,683	25,749
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 13,923	$ 21,438